Investment in associate	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Investment in associate

10	Investment in associate

The Company holds a 30% interest in UEPC, a medical school located in the Federal District that offers higher education and post-graduate courses, both in person and long-distance learning. The Company’s interest in UEPC is accounted for using the equity method. The table below illustrates the summarized financial information of the Company’s investment in UEPC:

	2023	2022

Current assets	29,004	32,651
Non-current assets	120,289	122,378
Current liabilities	(28,842)	(22,840)
Non-current liabilities	(91,613)	(96,442)
Equity	28,838	35,747
Company’s share in equity - 30%	8,651	10,724
Goodwill	43,183	43,183
Carrying amount of the investment	51,834	53,907

	2023	2022	2021

Revenue	148,042	138,584	127,618
Cost of services	(71,282)	(57,421)	(57,935)
Selling, general and administrative expenses	(37,205)	(34,991)	(24,025)
Finance results	(6,123)	(4,103)	(4,585)
Income before income taxes	33,432	42,069	41,073
Income taxes expenses	(1,782)	(1,456)	(1,748)
Net income	31,650	40,613	39,325
Company’s share of income	9,495	12,184	11,797

	2023	2022	2021

Opening balance	53,907	48,477	51,410
Dividends received	(9,900)	(6,754)	(11,770)
Dividends receivable (included in Other assets)	(1,668)	-	(2,960)
Share of income	9,495	12,184	11,797
Closing balance	51,834	53,907	48,477

The Company tests the recoverability of the carrying amount of goodwill at least annually. As of December 31, 2023 and 2022, no impairment had to be recognized for this goodwill.